Other Payables and Accrued Liabilities - Schedule of Other Payables and Accrued Liabilities (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Other Payables and Accrued Liabilities [Abstract]
Payroll and welfare payables	¥ 85,480	$ 11,933	¥ 128,521
Other liabilities	5,899	823	13,367
Proceed from PIPE investors	141,198	19,710
Total	¥ 232,577	$ 32,466	¥ 141,888